Shareholder Report, Line Graph (Details) 190151_Aptus Defined Risk ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Aug. 07, 2018	Apr. 30, 2026
Aptus Defined Risk ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Aptus Defined Risk ETF NAV
Accumulated Value	$ 13,854	$ 12,524	$ 12,115	$ 12,411	$ 13,166	$ 12,466	$ 10,923	$ 10,000	$ 14,977
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Aggregate Bond Index
Accumulated Value	$ 11,215	$ 10,382	$ 10,537	$ 10,582	$ 11,567	$ 11,598	$ 10,463	$ 10,000	$ 11,670